Critical estimates and significant judgments	12 Months Ended
Dec. 31, 2023
Critical Estimates and Significant Judgments Abstract
Critical estimates and significant judgments

Note 4 - Critical estimates and significant judgments

Estimates, assumptions and significant judgments are based on historical experience and other factors that are considered relevant. Actual results may differ from said estimates.

Estimates, assumptions and significant judgments are reviewed continuously. Revisions to accounting estimates are recognized in the review period and future periods if the review affects both the current period and subsequent periods.

Below are presented the sources of uncertainty at the date of the statement of financial position, and which have a risk of deriving in an adjustment to the book values of assets and liabilities during the following financial period:

Significant judgments

4.1.
Determining the lease term of contracts

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has several lease contracts that include extension and termination options, if applicable. The Company applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination, including but not limited to the investment in non-removable leasehold improvements to avoid incurring a more than insignificant penalty if terminating those leases. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

The Company included the renewal period as part of the lease term. The Company typically exercises its option to renew for these leases because there could be an adverse effect on the business operation if a replacement asset is not readily available. Furthermore, the periods covered by termination options are included as part of the lease term only when they are reasonably certain not to be exercised.

4.2.
Classification of financial liabilities in reverse factoring transactions

The Company determines if liabilities that are part of reverse factoring agreements should be presented as trade payables or financial liabilities. The Company recognizes the liability as part of the suppliers, only when those liabilities have similar nature and function to trade payables. Such as when the invoice is assigned to the financial institution to assist the supplier in obtaining affordable credit, and there is no change in the payment terms, or when the terms of the supplier finance are negotiated between the supplier and the financial institution and there are no fees or interest for the Company.

By contrast, the Company recognizes a financial liability presented separately when the size, nature or function of those liabilities makes separate presentation relevant, such as when the purpose of the agreement is to improve working capital of the Company, or the original payment terms change as part of the factoring agreement.

In addition, the cash flows related to the reverse factoring transactions, are recognized in the operating activities, if the account payables held by the financial institutions are those from working capital. In this case, the Company only recognizes the cash outflows that occur in the transactions with the financial institutions, but not the cash flows related between the financial institutions and the suppliers. However, if the Company recognizes a financial liability with a financial institution instead of a trade payable, cash flows are presented under the financing activities for the payments to the financial institution by the Company. In addition, the Company recognizes as a cash outflow in operating activities and a cash inflow in financing activities when the financial institution pays the supplier.

Accounting estimates

4.3.
Estimating the incremental borrowing rate of leased assets

The Company uses the incremental borrowing rate (“IBR”) to determine the present value of its future lease payments. When the Company cannot readily determine the interest rate implicit in certain of its leases, it uses its IBR to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company 'would have to pay', which requires estimation when no observable rates are available, or when the IBR needs to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary's stand-alone credit rating).

4.4.
Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of the equity-settled transactions with employees at the grant date, the Company uses an option pricing model. The assumptions used for estimating fair value for share-based payment transactions are disclosed in Note 21.

Exit options

For these options the exit event is considered a vesting condition. In this case, management considered an exit event as probable at the date of granting the first tranche of awards. Consequently, the share-based payment expense has been recorded over the service period since that date. The Company revises this estimate at each financial position date and the assessment was that this event continued to be probable. In addition, the Company considers as a significant judgment the date estimated for an exit event consisting in an IPO, which was considered to be February 8, 2024.